Annual Total Returns (Vanguard Wellington Fund - Investor Shares Participant) (Vanguard Wellington Fund, Vanguard Wellington Fund - Investor Shares)	12 Months Ended
Nov. 30, 2013
Vanguard Wellington Fund | Vanguard Wellington Fund - Investor Shares
Annual Total Return
2013	19.66%
2012	12.57%
2011	3.85%
2010	10.94%
2009	22.20%
2008	(22.30%)
2007	8.34%
2006	14.97%
2005	6.82%
2004	11.17%